Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Schedule of property, plant and equipment depreciation rates
%

Computers and software	20 - 33	(Mainly 33)
Office furniture and equipment	6 - 15	(Mainly 6)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15

Schedule of weighted-average assumptions used in valuation of stock option
	Year ended December 31,
	2016	2015	2014

Risk-free interest	1.09%	1.13%	1.26
Dividend yields	0	0	0
Volatility	85%	76%	84%
Expected option term	3.5 years	3.8 years	4 years
Forfeiture rate	0%	0%	0%